Adoption of Long-Duration Targeted Improvements - Statement of Operations (Details) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Premiums		$ 26	$ 24	$ 88	$ 99
Policy charges and fee income		434	438	646	509
Investment and derivative related losses, net		(50)	(242)	(929)	(76)
Total revenues		908	754	395	1,310
Benefits and losses		161	349	307	521
Change in market risk benefits		(2)	0	305	295
Amortization value of business acquired and deferred acquisition costs		24	(43)	55	61
Insurance operating costs and other expenses		212	232	334	301
Total benefits, losses and expenses		399	538	391	588
Income before income taxes		509	216	4	722
Provision for income taxes		88	30	(39)	107
Net income	$ 421	421	$ 186	$ 43	615
Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Premiums		31			109
Policy charges and fee income		410			506
Investment and derivative related losses, net		(20)			(10)
Total revenues		919			1,383
Benefits and losses		285			606
Change in market risk benefits		0			0
Amortization value of business acquired and deferred acquisition costs		90			79
Insurance operating costs and other expenses		213
Total benefits, losses and expenses		588			986
Income before income taxes		331			397
Provision for income taxes		51			38
Net income		280			359
Adoption
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Premiums		(5)			(10)
Policy charges and fee income		24			3
Investment and derivative related losses, net		(30)			(66)
Total revenues		(11)			(73)
Benefits and losses		(124)			(85)
Change in market risk benefits		(2)			295
Amortization value of business acquired and deferred acquisition costs		(66)			(18)
Insurance operating costs and other expenses		(1)
Total benefits, losses and expenses		(189)			(398)
Income before income taxes		178			325
Provision for income taxes		37			69
Net income		$ 141			$ 256